Provisions for legal proceedings (Policies)	12 Months Ended
Dec. 31, 2021
Provisions For Legal Proceedings
Accounting policy for provisions for legal proceedings, contingent liabilities and contingent assets

18.7.	Accounting policy for provisions for legal proceedings, contingent liabilities and contingent assets

Provisions are recognized when: (i) the company has a present obligation as a result of a past event; (ii) it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation, and (iii) the amount of the obligation can be reliably estimated.

Contingent liabilities are not recognized but are disclosed in explanatory notes when the likelihood of outflows is possible, including those whose amounts cannot be estimated.

The methodology used to estimate the provisions is described in note 4.5.

Contingent assets are not recognized, but are disclosed in explanatory notes when the inflow of economic benefits is considered probable. However, if the inflow of economic benefits is virtually certain, the related asset is not a contingent asset and it is recognized.